Investment Securities, Credit Loss Component (Details) - Total debt securities [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Other than Temporary Impairment, Credit Losses Recognized in Earnings [Roll Forward]
Credit loss recognized, beginning of year	$ 1,043	$ 1,092	$ 1,025
Additions:
For securities with initial credit impairments	9	85	102
For securities with previous credit impairments	110	58	67
Total additions	119	143	169
Reductions:
For securities sold, matured, or intended/required to be sold	(414)	(184)	(93)
For recoveries of previous credit impairments	(6)	(8)	(9)
Total reductions	(420)	(192)	(102)
Credit loss recognized, end of year	$ 742	$ 1,043	$ 1,092